EQUITY TRANSACTIONS (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 30, 2016	Dec. 31, 2018	Sep. 30, 2018	Apr. 23, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Cash received			$ 75,000
Due from unrelated parties	$ 68,000		68,000
Stock subscription receivable	$ 25,000		$ 25,000
VoiceInterop Inc [Member]
Class of Stock [Line Items]
Cash received				600,000
Proceeds from due to unrelated parties				$ 68,000
Dividend paid					$ .075
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preffered Stock, shares Issued	512,996		512,996	512,996
Cumulative undeclared dividend	$ 99,027		$ 99,027	$ 88,683
Series E Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preffered Stock, shares Issued	3,000,000		3,000,000	3,000,000
Number of shares of common stock issued in conversion		100
Series E Convertible Preferred Stock [Member] | ReadyOp platform and Collabria's client list from Collabria, LLC [Member]
Class of Stock [Line Items]
Preffered Stock, shares Issued		3,000,000
Convertible Preferred stock with a fair value		$ 292,240
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preffered Stock, shares Issued	4,433,375		4,433,375	4,433,375		2,563,375
Dividend paid					.375
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preffered Stock, shares Issued	670,904		670,904	670,904		670,904
Dividend paid					$ .375
Common Stock [Member]
Class of Stock [Line Items]
Cash received	$ 75,000		$ 33
Shares issued	3,333,334		3,333,334
Stock subscription receivable	$ 25,000		$ 25,000